CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other income - net (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 19, 2019	Dec. 31, 2020	Dec. 31, 2019
Details
Net gains on dispositions of assets		$ 1.2	$ 70.4
Foreign exchange (losses) gains - net		(7.3)	0.6
Net non-hedge derivative gains		(1.0)	(1.4)
Equity in (losses) earnings of joint venture		(0.1)	0.1
Other - net		12.6	0.2
Other income - net		7.4	$ 72.7
Amount of insurance recoveries		$ 10.8
Maverix
Details
Net gains on dispositions of assets	$ 72.7